Financial Instruments - Summary of Percentage of Revenues (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Revenue from top five customers	12.90%	13.20%	13.30%
Revenue from top ten customers	20.50%	20.50%	20.00%